                                                          CREDIT   ASSET
                                                          SUISSE   MANAGEMENT

CREDIT SUISSE FUNDS
SEMIANNUAL REPORT

April 30, 2002
(Unaudited)

-    CREDIT SUISSE
     U.S. GOVERNMENT MONEY FUND

-    CREDIT SUISSE
     MUNICIPAL MONEY FUND


More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002
--------------------------------------------------------------------------------
                                                                    May 28, 2002

Dear Shareholder:

    The fiscal half-year was one of uncertainty for investors. While the economy showed surprising strength in early 2002, much of the good news appeared to be inventory-related and investors questioned the recovery's sustainability. This, together with fears of "other Enrons," a still-clouded profit outlook, and a fair degree of geopolitical risk, dampened investor enthusiasm for equity markets as the period progressed.

    Worries over rising interest rates also hindered stocks (and, not surprisingly, bonds). The Federal Reserve, which aggressively lowered rates in 2001, hinted that rate increases might be forthcoming this year. Against this general backdrop, investor sentiment toward money market securities was affected by two countervailing factors. On one hand, uncertainty over corporate earnings and volatility in the stock market argued in favor of money markets from a safety and risk perspective. On the other hand, money market securities continued to offer historically low interest rates in the period.

    Credit Suisse U.S. Government Money Fund(1) (the "Fund") had total net assets of approximately $65 million on April 30, 2002, compared with approximately $81 million at the start of the period. The Fund's annualized yield for the seven-day period ended April 30, 2002 was 1.06%. The Fund's average weighted maturity was 34 days as of April 30, 2002, down from 55 days six months earlier. We took a more conservative stance during the period, in terms of maturity and yield-curve exposure. This reflected our view that the U.S. economy could show growth this year, leading to higher interest rates and hindering longer-dated paper especially. If and when rates do rise at the longer end of the yield curve, we believe we will be in good strategic position to boost the Fund's overall yield.

    The Fund will continue to emphasize the highest quality securities in order to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

Credit Suisse Asset Management, LLC
----------------

(1) Name changed from Credit Suisse Warburg Pincus U.S. Government Money Fund effective December 12, 2001.

CREDIT SUISSE MUNICIPAL MONEY FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002
--------------------------------------------------------------------------------
                                                                    May 28, 2002
Dear Shareholder:

    The fiscal half-year was one of uncertainty for investors. While the economy showed surprising strength in early 2002, much of the good news appeared to be inventory-related and investors questioned the recovery's sustainability. This, together with fears of "other Enrons," a still-clouded profit outlook, and a fair degree of geopolitical risk, dampened investor enthusiasm for equity markets as the period progressed.

    Worries over rising interest rates also hindered stocks (and, not surprisingly, bonds). The Federal Reserve, which aggressively lowered rates in 2001, hinted that rate increases might be forthcoming this year. Against this general backdrop, investor sentiment toward money market securities was affected by two countervailing factors. On one hand, uncertainty over corporate earnings and volatility in the stock market argued in favor of money markets from a safety and risk perspective. On the other hand, money market securities continued to offer historically low interest rates in the period.

    Credit Suisse Municipal Money Fund(1) ("the Fund") had total net assets of approximately $66 million on April 30, 2002, compared with approximately $73 million six months earlier. The Fund's annualized yield for the seven-day period ended April 30, 2002 was 0.93%. The Fund's average weighted maturity was 36 days as of April 30, 2002, down from 74 days on October 31, 2001. We took a more conservative stance during the period, in terms of maturity and yield-curve exposure. This reflected our view that the U.S. economy could show growth this year, leading to higher interest rates and hindering longer-dated paper especially. If and when rates do rise at the longer end of the yield curve, we believe we will be in good strategic position to boost the Fund's overall yield.

    The Fund will continue to focus on high-quality securities in order to provide what we deem to be attractive levels of after-tax yields without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

Credit Suisse Asset Management, LLC

A PORTION OF INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.
--------------

(1) Name changed from Credit Suisse Warburg Pincus Municipal Money Fund effective December 12, 2001.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

            PAR                                                               RATINGS(1)
           (000)                                                            (S&P/MOODY'S)     MATURITY        RATE%        VALUE
           -----                                                            -------------     --------        -----        -----
UNITED STATES AGENCY OBLIGATIONS (59.8%)
         $ 3,000   Fannie Mae                                                 (AAA , Aaa)      06/19/02       1.860    $ 2,992,405
           3,000   Fannie Mae Floating Rate Note(2)                           (AAA , Aaa)      05/05/02       1.735      3,000,000
           1,800   Federal Farm Credit Bank                                   (AAA , Aaa)      05/01/02       5.250      1,800,000
           1,000   Federal Home Loan Bank                                     (AAA , Aaa)      05/15/02       7.250      1,001,233
           5,000   Federal Home Loan Bank                                     (AAA , Aaa)      07/12/02       1.620      4,983,800
           1,575   Federal Home Loan Bank                                     (AAA , Aaa)      07/18/02       6.875      1,586,962
           2,000   Federal Home Loan Bank                                     (AAA , Aaa)      08/15/02       6.000      2,022,967
           2,000   Federal Home Loan Bank                                     (AAA , Aaa)      08/21/02       1.890      1,988,240
           1,400   Federal Home Loan Bank Floating Rate Bonds(2)              (AAA , Aaa)      05/03/02       1.734      1,400,000
           5,000   Federal Home Loan Bank Floating Rate Note(2)               (AAA , Aaa)      05/01/02       2.080      5,000,000
           3,800   Federal Home Loan Mortgage Corporation                     (AAA , Aaa)      06/04/02       1.720      3,793,827
           1,200   Freddie Mac                                                (AAA , Aaa)      05/15/02       5.500      1,201,670
           2,000   Freddie Mac Discount Note                                  (AAA , Aaa)      09/11/02       2.120      1,984,336
           2,000   Sallie Mae Discount Note                                   (AAA , Aaa)      05/20/02       1.710      1,998,195
           4,000   Sallie Mae Floating Rate Note(2)                           (AAA , Aaa)      05/07/02       1.840      4,000,000
                                                                                                                       -----------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $38,753,635)                                                               38,753,635
                                                                                                                       -----------
UNITED STATES TREASURY OBLIGATIONS (16.5%)
UNITED STATES TREASURY BILLS (11.8%)
           1,025   United States Treasury Bills                               (AAA , Aaa)      05/09/02       1.700      1,024,613
             360   United States Treasury Bills                               (AAA , Aaa)      05/16/02       1.691        359,746
           2,000   United States Treasury Bills                               (AAA , Aaa)      05/30/02       1.710      1,997,245
           2,500   United States Treasury Bills                               (AAA , Aaa)      06/13/02       1.790      2,494,655
           1,800   United States Treasury Bills                               (AAA , Aaa)      07/18/02       1.675      1,793,467
                                                                                                                       -----------
                                                                                                                         7,669,726
                                                                                                                       -----------
UNITED STATES TREASURY NOTES (4.7%)
           2,000   United States Treasury Notes                               (AAA , Aaa)      05/31/02       6.625      2,007,813
           1,000   United States Treasury Notes                               (AAA , Aaa)      10/31/02       5.750      1,018,248
                                                                                                                       -----------
                                                                                                                         3,026,061
                                                                                                                       -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $10,695,787)                                                             10,695,787
                                                                                                                       -----------
REPURCHASE AGREEMENT (23.4%)
          15,140   J.P. Morgan Chase & Co. (Agreement dated 4/30/02,
                     to be repurchased at $15,140,799, collateralized
                     by $15,085,000 Federal National Mortgage
                     Association Bonds 5.70% due 7/26/06.
                     Market Value of collateral is $15,447,067.)
                     (Cost $15,140,000)                                                        05/01/02       1.900     15,140,000
                                                                                                                       -----------
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $64,589,422(3))                                                                64,589,422
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                               171,843
                                                                                                                       -----------
NET ASSETS (100.0%)                                                                                                    $64,761,265
                                                                                                                       ===========

                  Average Weighted Maturity 34 days (Unaudited)

-------------------------------------------------------------------------------

(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) The interest rate is as of April 30, 2002 and the maturity date is later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(3) Also cost for federal income tax purposes.

        See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)


           PAR                                                               RATINGS(1)
          (000)                                                            (S&P/MOODY'S)      MATURITY      RATE%        VALUE
          -----                                                            -------------      --------      -----        -----
MUNICIPAL BONDS (92.2%)
ALABAMA (2.0%)
         $ 1,300   Decatur, AL, Industrial Development Board Solid
                     Waste Disposal Co., Revenue Bonds (BP Amoco
                     Corporation LOC) VRDN(2)
                     (Cost $1,300,000)                                        (AA+ , Aa1)       05/01/02      1.750    $ 1,300,000
                                                                                                                       -----------
ARKANSAS (3.1%)
           2,050   Arkansas Student Loan Authority, Revenue Bonds,
                     Series A (Student Loan LOC)
                     (Cost $2,057,469)                                         (NR , Aa)        06/01/02      6.050      2,057,469
                                                                                                                       -----------
CALIFORNIA (6.1%)
           4,000   California State Revenue Anticipation Notes
                     (Cost $4,010,637)                                      (SP-1+ , MIG1)      06/28/02      3.250      4,010,637
                                                                                                                       -----------
COLORADO (1.6%)
           1,000   Denver, CO, City and County, Airport
                     System, Revenue Bonds, Series A
                     (AMBAC Insurance LOC)
                     (Cost $1,018,922)                                        (AAA , Aaa)       11/15/02      5.500      1,018,922
                                                                                                                       -----------
DISTRICT OF COLUMBIA (1.6%)
           1,000   District of Columbia, General Obligation
                     Unlimited, Series B (MBIA Insurance LOC)
                     (Cost $1,023,495)                                        (AAA , Aaa)       06/01/02      6.300      1,023,495
                                                                                                                       -----------
FLORIDA (6.7%)
             355   Florida State Turnpike Authority, Revenue Bonds,
                     Series A (FGIC Insurance LOC)                            (AAA , Aaa)       07/01/02      6.350        361,120
           4,000   Sunshine State Government Finance, TECP                    (A1+ , P1)        06/12/02      1.400      4,000,000
                                                                                                                       -----------
TOTAL FLORIDA (Cost $4,361,120)                                                                                          4,361,120
                                                                                                                       -----------
IDAHO (3.1%)
           2,000   Idaho State, General Obligation, Tax
                     Anticipation Notes
                     (Cost $2,003,560)                                      (SP-1+ , MIG1)      06/28/02      3.750      2,003,560
                                                                                                                       -----------
ILLINOIS (2.0%)
           1,300   Southwestern Illinois Development Authority,
                     Solid Waste Disposal, Revenue Bonds (Shell Oil
                     Co. Wood River Project LOC) VRDN(2)
                     (Cost $1,300,000)                                        (AAA , Aa1)       05/01/02      1.750      1,300,000
                                                                                                                       -----------
INDIANA (3.0%)
           2,000   Indiana Health Facility Financing Authority,
                     Ascension Health Credit, Revenue Bonds
                     (Cost $2,000,000)                                       (A1+ , VMIG1)      06/04/02      1.550      2,000,000
                                                                                                                       -----------

                See Accompanying Notes to Financial Statements.

           PAR                                                               RATINGS(1)
          (000)                                                            (S&P/MOODY'S)      MATURITY      RATE%        VALUE
          -----                                                            -------------      --------      -----        -----
MUNICIPAL BONDS (CONTINUED)
MAINE (3.1%)
         $ 1,000   Maine State, General Obligation Unlimited                  (AA+ , Aa2)      06/15/02       5.000    $ 1,002,778
           1,000   Regional Waste Systems Industry, ME, Solid
                     Waste Recovery Revenue Bonds, Series Q                   (AA , Aa2)       07/01/02       5.375      1,005,429
                                                                                                                       -----------
TOTAL MAINE (Cost $2,008,207)                                                                                            2,008,207
                                                                                                                       -----------
MASSACHUSETTS (3.1%)
           2,000   Massachusetts Water Resources Authority, TECP
                     (Cost $2,000,000)                                        (A1+ , P1)       05/15/02       1.300      2,000,000
                                                                                                                       -----------
MICHIGAN (1.5%)
           1,000   Huron Valley, MI, School District, General
                     Obligation Unlimited
                     (Cost $1,000,000)                                        (AAA , Aaa)      05/01/02       3.000      1,000,000
                                                                                                                       -----------
MINNESOTA (6.1%)
           4,000   Rochester, MN, Health Care, TECP
                     (Cost $4,000,000)                                         (NR , NR)       05/17/02       1.250      4,000,000
                                                                                                                       -----------
MISSISSIPPI (2.7%)
             500   Jackson Mississippi, General Obligation
                     Unlimited (Financial Service Assurance LOC)              (AAA , Aaa)      05/01/02       4.000        500,000
           1,300   Jackson County, MS, Industrial Sewer Facilities,
                     Revenue Bonds (Chevron Corp LOC) VRDN(2)                  (AA , Aa2)      05/01/02       1.800      1,300,000
                                                                                                                       -----------
TOTAL MISSISSIPPI (Cost $1,800,000)                                                                                      1,800,000
                                                                                                                       -----------
MISSOURI (6.7%)
             300   Missouri State Health & Educational Facilities,
                     Revenue Bonds, Series 1996B (Morgan Guaranty
                     LOC) VRDN                                                (AA+ , Aa1)      05/01/02       1.700        300,000
           4,000   Saint Louis, MO, Airport, Revenue Bonds (U.S.
                     Government Securities LOC)                               (AAA , Aaa)      07/01/02       6.000      4,107,457
                                                                                                                       -----------
TOTAL MISSOURI (Cost $4,407,457)                                                                                         4,407,457
                                                                                                                       -----------
NEVADA (4.1%)
           2,720   Clark County, NV, Airport Revenue Bonds,
                     Series A (FGIC Insurance LOC) VRDN(2)
                     (Cost $2,720,000)                                       (A1+ , VMIG1)     05/01/02       1.700      2,720,000
                                                                                                                       -----------
NEW JERSEY (0.8%)
             500   Atlantic County, NJ, General Obligation
                     Unlimited (Financial Service Assurance LOC)
                     (Cost $501,071)                                          (AAA , Aaa)      08/01/02       2.750        501,071
                                                                                                                       -----------
NEW MEXICO (3.1%)
           2,000   New Mexico State, Tax and Revenue
                     Anticipation Notes
                     (Cost $2,004,557)                                      (SP-1+ , MIG1)     06/28/02       4.000      2,004,557
                                                                                                                       -----------
NEW YORK (5.1%)
           3,360   New York City General Obligation, Sub
                     Series A10 (Morgan Guaranty LOC) VRDN(2)
                     (Cost $3,360,000)                                       (A1+ , VMIG1)     05/01/02       1.550      3,360,000
                                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

           PAR                                                               RATINGS(1)
          (000)                                                            (S&P/MOODY'S)      MATURITY      RATE%        VALUE
          -----                                                            -------------      --------      -----        -----
MUNICIPAL BONDS (CONTINUED)
OREGON (3.0%)
         $ 1,910   Tri County Rail Extension, OR, General Obligation
                     Unlimited, Series A
                     (Cost $1,943,068)                                        (AAA , Aaa)     07/01/02      5.950    $ 1,943,068
                                                                                                                     -----------
TENNESSEE (6.3%)
           2,000   Knoxville, TN, Bond Anticipation Notes, General
                     Obligation Unlimited                                    (SP-1+ , F1+)    06/01/02      3.500      2,001,770
                                                                                                                     -----------
           2,100   Metropolitan Government Nashville & Davidson
                     County, TN, General Obligation Unlimited                 (AAA , Aa2)     05/15/02      6.150      2,144,516
                                                                                                                     -----------
TOTAL TENNESSEE (Cost $4,146,286)                                                                                      4,146,286
                                                                                                                     -----------
TEXAS (10.8%)
             370   Dallas Fort Worth, TX, International Airport,
                     Revenue Bonds, Series A (FGIC Insurance LOC)             (AAA , Aaa)     11/01/02      4.000        372,831
           2,000   Fort Worth City, TX (Westdeutsche Landesbank
                     Gironzentrale LOC), TECP                                 (A1+ , P1)      05/07/02      1.250      2,000,000
           2,200   Gulf Coast Industrial Development Authority,
                     Revenue Bonds (BP Amoco Corporation
                     LOC) VRDN(2)                                             (AA+ , Aa1)     05/01/02      1.750      2,200,000
           2,500   Texas State, Tax and Revenue Anticipation Notes,
                     Series A, General Obligation Unlimited                 (SP-1+ , MIG1)    08/29/02      3.750      2,510,425
                                                                                                                     -----------
TOTAL TEXAS (Cost $7,083,256)                                                                                          7,083,256
                                                                                                                     -----------
UTAH (1.5%)
           1,000   Salt Lake City, UT, General Obligation Unlimited
                     (Cost $1,003,053)                                        (NR , Aaa)      06/15/02      4.000      1,003,053
                                                                                                                     -----------
VIRGINIA (1.0%)
             625   Chesterfield County, VA, Certificate Participation
                     (Cost $630,922)                                          (AA , Aa1)      11/01/02      4.000        630,922
                                                                                                                     -----------
WYOMING (4.1%)
           2,700   Lincoln County, WY, Pollution Control,
                     Exxon Corporation Project, Revenue Bonds
                     (Exxon Corp. LOC)
                     (Cost $2,700,000)                                        (A1+ , P1)      05/01/02      1.700      2,700,000
                                                                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $60,383,080)                                                                              60,383,080
                                                                                                                     -----------

UNITED STATES AGENCY OBLIGATION (6.7%)
           4,410   Federal Home Loan Bank
                     (Cost $4,410,000)                                        (AAA , Aaa)     05/01/02      1.720      4,410,000
                                                                                                                     -----------

                See Accompanying Notes to Financial Statements.

         NUMBER OF
          SHARES                                                                                                  VALUE
         ---------                                                                                                -----
SHORT-TERM INVESTMENT (0.1%)
          43,680   Federated Inverstors Tax-Free Obligations Fund
                   (Cost $43,680)                                                                             $    43,680
                                                                                                              -----------
TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $64,836,760(3))                                                       64,836,760
OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                                                                      670,946
                                                                                                              -----------
NET ASSETS (100.0%)                                                                                           $65,507,706
                                                                                                              ===========

                  Average Weighted Maturity 36 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
                             LOC = Letter of Credit
                        VRDN = Variable Rate Demand Note
                       TECP = Tax Exempt Commercial Paper

--------------------------------------------------------------------------------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) The interest rate is as of April 30, 2002 and the maturity date is later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(3) Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)


                                                                                        U.S. GOVERNMENT                  MUNICIPAL
                                                                                           MONEY FUND                   MONEY FUND
                                                                                        ----------------               ------------
ASSETS
      Investments at value (Cost $49,449,422 and
         $64,836,760, respectively)                                                          $49,449,422                $64,836,760
      Repurchase agreement at value (Cost $15,140,000 and
         $0, respectively)                                                                    15,140,000                         -
      Cash                                                                                         7,266                       548
      Interest receivable                                                                        267,148                    751,293
      Prepaid expenses and other assets                                                           19,920                     22,319
                                                                                             -----------                -----------
         Total Assets                                                                         64,883,756                 65,610,920
                                                                                             -----------                -----------
LIABILITIES
      Advisory fee payable                                                                         8,191                     10,471
      Administrative services fee payable                                                          5,474                      5,648
      Distribution fee payable                                                                    13,684                     14,120
      Dividend payable                                                                            58,326                     48,239
      Other accrued expenses payable                                                              36,816                     24,736
                                                                                             -----------                -----------
         Total Liabilities                                                                       122,491                    103,214
                                                                                             -----------                -----------
NET ASSETS
      Capital stock, $0.001 par value                                                             64,759                     65,485
      Paid-in capital                                                                         64,691,684                 65,419,541
      Accumulated undistributed net investment income                                                  -                         71
      Accumulated net realized gain from investments                                               4,822                     22,609
                                                                                             -----------                -----------
         Net Assets                                                                          $64,761,265                $65,507,706
                                                                                             ===========                ===========
      Shares outstanding                                                                      64,758,690                 65,485,026
                                                                                             -----------                -----------
      Net asset value, offering price and redemption price per share                               $1.00                      $1.00
                                                                                                   =====                      =====


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)


                                                                                        U.S. GOVERNMENT                  MUNICIPAL
                                                                                           MONEY FUND                   MONEY FUND
                                                                                        ----------------               ------------
INTEREST INCOME                                                                              $811,449                   $748,295
                                                                                             --------                   --------
EXPENSES
      Investment advisory fees                                                                149,697                    170,167
      Administrative services fees                                                             64,486                     75,304
      Shareholder servicing/Distribution fees                                                  93,561                    106,355
      Legal fees                                                                               26,329                     26,153
      Transfer agent fees                                                                      17,517                      7,760
      Printing fees                                                                            12,053                     12,045
      Custodian fees                                                                           10,076                      5,476
      Registration fees                                                                         9,565                      9,938
      Audit fees                                                                                7,148                      6,295
      Offering/Organizational costs                                                             5,015                      5,591
      Insurance expense                                                                         3,350                      3,174
      Trustees fees                                                                             1,923                      2,131
      Miscellaneous expense                                                                     3,358                      2,369
                                                                                             --------                   --------
         Total expenses                                                                       404,078                    432,758
      Less: fees waived                                                                       (67,259)                   (49,881)
                                                                                             --------                   --------
         Net expenses                                                                         336,819                    382,877
                                                                                             --------                   --------
            Net investment income                                                             474,630                    365,418
                                                                                             --------                   --------
NET REALIZED GAIN FROM INVESTMENTS                                                              4,822                     22,609
                                                                                             --------                   --------
      Net increase in net assets resulting from operations                                   $479,452                   $388,027
                                                                                             ========                   ========

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                       U.S. GOVERNMENT MONEY FUND                MUNICIPAL MONEY FUND
                                                ------------------------------------   ------------------------------------
                                                FOR THE SIX MONTHS                     FOR THE SIX MONTHS
                                                      ENDED          FOR THE YEAR             ENDED          FOR THE YEAR
                                                  APRIL 30, 2002         ENDED            APRIL 30, 2002         ENDED
                                                   (UNAUDITED)      OCTOBER 31, 2001        (UNAUDITED)    OCTOBER 31, 2001
                                                ------------------  ----------------    -----------------  ----------------
FROM OPERATIONS
   Net investment income                        $     474,630       $   3,262,993       $     365,418       $   1,684,996
   Net realized gain from investments                   4,822              25,791              22,609                 891
                                                -------------       -------------       -------------       -------------
     Net increase in net assets
        resulting from operations                     479,452           3,288,784             388,027           1,685,887
                                                -------------       -------------       -------------       -------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income              (478,244)         (3,262,993)           (365,418)         (1,684,996)
   Distributions from net realized gains              (17,942)                 --                (881)                 --
                                                -------------       -------------       -------------       -------------
     Net decrease in net assets from
        dividends and distributions                  (496,186)         (3,262,993)           (366,299)         (1,684,996)
                                                -------------       -------------       -------------       -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                   223,456,086         388,946,203         207,346,679         463,125,215
   Reinvestment of dividends and
     distributions                                    386,765           3,283,740             286,380           1,630,012
   Net asset value of shares redeemed            (240,542,853)       (370,703,378)       (215,591,436)       (447,799,290)
                                                -------------       -------------       -------------       -------------
     Net increase (decrease) in net assets
        from capital share transactions           (16,700,002)         21,526,565          (7,958,377)         16,955,937
                                                -------------       -------------       -------------       -------------
   Net increase (decrease) in net assets          (16,716,736)         21,552,356          (7,936,649)         16,956,828

NET ASSETS
   Beginning of period                             81,478,001          59,925,645          73,444,355          56,487,527
                                                -------------       -------------       -------------       -------------
   End of period                                $  64,761,265       $  81,478,001       $  65,507,706       $  73,444,355
                                                =============       =============       =============       =============
UNDISTRIBUTED NET
     INVESTMENT INCOME                          $          --       $       3,614       $          71       $          71
                                                =============       =============       =============       =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)


                                               FOR THE SIX
                                               MONTHS ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                              APRIL 30, 2002  -----------------------------------------------------------------
                                                (UNAUDITED)      2001          2000          1999           1998        1997(1)
                                              --------------  --------        -------       -------        -------      -------
PER SHARE DATA
   Net asset value, beginning of period          $1.0000       $1.0000        $1.0000       $1.0000        $1.0000      $1.0000
INVESTMENT OPERATIONS
   Net investment income                          0.0062        0.0410         0.0530        0.0420         0.0470       0.0320
   Net gain on investments                        0.0002            --             --            --             --           --
                                                 -------       -------        -------       -------        -------      -------
         Total from investment operations         0.0064        0.0410             --            --             --           --
                                                 -------       -------        -------       -------        -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income          (0.0062)      (0.0410)       (0.0530)      (0.0420)       (0.0470)     (0.0320)
   Distributions from net realized gains         (0.0002)           --             --            --             --           --
                                                 -------       -------        -------       -------        -------      -------
         Total dividends and distributions       (0.0064)      (0.0410)            --            --             --           --
                                                 -------       -------        -------       -------        -------      -------
NET ASSET VALUE, END OF PERIOD                   $1.0000       $1.0000        $1.0000       $1.0000        $1.0000      $1.0000
                                                 =======       =======        =======       =======        =======      =======
         Total return                               0.63%(2)      4.19%          5.39%         4.26%          4.79%        4.68%(3)
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)      $64,761       $81,478        $59,926       $59,877        $56,697      $35,174
      Ratio of expenses to average net assets       0.90%(3)      0.90%          0.90%         0.90%          0.90%        0.90%(3)
      Ratio of net investment
         income to average net assets               1.27%(3)      4.10%          5.26%         4.19%          4.68%        4.65%(3)
      Decrease reflected in above operating
         expense ratios due to
         waivers/reimbursements                     0.18%(3)      0.08%          0.09%         0.19%          0.25%        0.45%(3)

--------------------------------------------------------------------------------
(1)  For the period February 24, 1997 (inception date) through October 31, 1997.

(2)  Non-annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)


                                               FOR THE SIX
                                               MONTHS ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                              APRIL 30, 2002  -----------------------------------------------------------------
                                                (UNAUDITED)      2001          2000          1999           1998        1997(1)
                                              --------------  --------        -------       -------        -------      -------
PER SHARE DATA
   Net asset value, beginning of period          $1.0000       $1.0000        $1.0000       $1.0000        $1.0000      $1.0000
INVESTMENT OPERATIONS
   Net investment income                          0.0036        0.0240         0.0320        0.0230         0.0270       0.0200
LESS DIVIDENDS
   Dividends from net investment income          (0.0036)      (0.0240)       (0.0320)      (0.0230)       (0.0270)     (0.0200)
   Distributions from net realized gains         (0.0000)(2)        --             --            --             --           --
                                                 -------       -------        -------       -------        -------      -------
         Total dividends and distributions       (0.0036)      (0.0240)       (0.0320)      (0.0230)       (0.0270)     (0.0200)
                                                 -------       -------        -------       -------        -------      -------
NET ASSET VALUE, END OF PERIOD                   $1.0000       $1.0000        $1.0000       $1.0000        $1.0000      $1.0000
                                                 =======       =======        =======       =======        =======
         Total return                               0.36%(3)      2.40%          3.23%         2.37%          2.72%        2.90%(4)
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)      $65,508       $73,444        $56,488       $44,347        $57,778      $38,681
      Ratio of expenses to average net assets       0.90%(4)      0.90%          0.90%         0.90%          0.90%        0.90%(4)
      Ratio of net investment
         income to average net assets               0.86%(4)      2.38%          3.17%         2.33%          2.68%        2.87%(4)
      Decrease reflected in above operating
         expense ratios due to
         waivers/reimbursements                     0.12%(4)      0.10%          0.09%         0.14%          0.15%        0.40%(4)

--------------------------------------------------------------------------------
(1) For the period February 24, 1997 (inception date) through October 31, 1997.

(2) This amount represents less than $0.0001 per share.

(3) Non-annualized.

(4) Annualized.

              See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Opportunity Funds (the "Trust"), was organized as a business trust under the laws of the state of Delaware on May 31, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of four investment funds. The accompanying financial statements and notes are those of the Credit Suisse U.S. Government Money Fund, formerly Credit Suisse Warburg Pincus U.S. Government Money Fund, ("U.S. Government Money Fund") and the Credit Suisse Municipal Money Fund, formerly Credit Suisse Warburg Pincus Municipal Money Fund ("Municipal Money Fund") (each, a "Fund" and collectively, the "Funds").

    The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal. The investment objective of the Municipal Money Fund is maximum current income exempt from federal income taxes, consistent with liquidity and safety of principal.

    Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share for each Fund. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

    A) SECURITY VALUATIONS -- The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Trustees, to represent the fair value of the Funds' investments. The Board of Trustees has established procedures which include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

    B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Funds amortize premium and accrete discount using the effective interest method. The cost of the investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. The Funds account separately for the assets, liabilities and operations of each Fund. Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

    C) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Funds may declare and pay short-term capital gains, if any, periodically as the Board of Trustees determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as each Fund's investment adviser. For its investment advisory services, the Funds paid CSAM at the following annual percentage rates of the average daily net assets of each Fund: .40% of each Fund's first $1 billion and .35% of the balance. Such fees were accrued daily and paid monthly. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were as follows:

                                            GROSS                                        NET
          FUND                          ADVISORY FEE             WAIVERS            ADVISORY FEE
          ----                          ------------             -------            ------------
          U.S. Government Money            $149,697              $(67,259)             $ 82,438
          Municipal Money                   170,167               (49,881)              120,286

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Funds. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were as follows:


          FUND                                         CO-ADMINISTRATION FEE
          ----                                         ---------------------
          U.S. Government Money                                $37,424
          Municipal Money                                       42,542

    For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:


          AVERAGE DAILY NET ASSETS                       ANNUAL RATE
          ------------------------                       -----------
          First $500 million                     .07% of average daily net assets
          Next $1 billion                        .06% of average daily net assets
          Over $1.5 billion                      .05% of average daily net assets

    For the six months ended April 30, 2002, the administrative services fees earned by PFPC (including out-of-pocket expenses) were as follows:


                                                       CO-ADMINISTRATION
          FUND                                               FEES
          ----                                         -----------------
          U.S. Government Money                              $27,062
          Municipal Money                                     32,762

    At its meeting held on February 12, 2002, the Board of Trustees adopted a resolution to approve a Co-Administrator Agreement between the Funds and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rae of .25% of the daily net assets of each Fund. For the six months ended April 30, 2002, distribution fees earned by CSAMSI were as follows:


                                                           SHAREHOLDER SERVICING/
          FUND                                                DISTRIBUTION FEES
          ----                                             ----------------------
          U.S. Government Money                                    $ 93,561
          Municipal Money                                           106,355

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid for its services to the Funds as follows:


          FUND                                                    AMOUNT
          ----                                                    ------
          U.S. Government Money                                   $5,957
          Municipal Money                                          8,179

NOTE 3. CAPITAL SHARE TRANSACTIONS

    Each Fund is authorized to issue unlimited shares of capital stock at $.001 par value per share. Transactions in capital shares of each Fund were as follows ($1.00 per share):

                                                            U.S. GOVERNMENT MONEY FUND
                                              --------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                              APRIL 30, 2002 (UNAUDITED)             OCTOBER 31, 2001
                                              --------------------------            ------------------
   Shares sold                                           223,456,086                      388,946,203
   Shares issued in reinvestment of
     dividends and distributions                             386,765                        3,283,740
   Shares redeemed                                      (240,542,853)                    (370,703,378)
                                                        ------------                     ------------
   Net increase (decrease)                               (16,700,002)                      21,526,565
                                                        ============                     ============

                                                               MUNICIPAL MONEY FUND
                                              --------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                              APRIL 30, 2002 (UNAUDITED)             OCTOBER 31, 2001
                                              --------------------------            ------------------
   Shares sold                                           207,346,679                      463,125,215
   Shares issued in reinvestment of
     dividends and distributions                             286,380                        1,630,012
   Shares redeemed                                      (215,591,436)                    (447,799,290)
                                                        ------------                     ------------
   Net increase (decrease)                                (7,958,377)                      16,955,937
                                                        ============                     ============

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